Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2025 MYR (RM) RM / shares shares
Basic earnings per share
Net (loss)/income attributable to owners of the parent	$ 194,184	RM 791,785	RM (1,929,598)
Shares used in computation:
Basic (restated)	816,406	816,406	179,848
Basic earnings per share attributable to owners of the parent | (per share)	$ 0.24	RM 0.97	RM (10.73)
Diluted earnings per share
Net (loss)/income attributable to owners of the parent	$ 194,184	RM 791,785	RM (1,929,598)
Shares used in computation:
Basic (restated)	816,406	816,406	179,848
Potential issuable shares	22,262,651	22,262,651	84,946
Diluted (restated)	23,079,057	23,079,057	264,794
Diluted earnings per shares attributable to owners of the parent | (per share)	$ 0.01	RM 0.03	RM (7.29)